UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/01

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon/Alan B. Slifka Management Company
Address: 477 Madison Avenu
         8th Floor
         New York, NY  10022

13F File Number:  28-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Pasquarelli
Title:     Chief Financial Officer
Phone:     212-303-9414

Signature, Place, and Date of Signing:

     James Pasquarelli     New York, NY     October 10, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $396,655 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abraxas Petroleum Corparation  COMMON           003830106     1918   993985          SOLE                   993985
Audio Visual Services          COMMON           050727106       35   316451          SOLE                   316451
Bard CR Inc                    COMMON           067383109     6917   134553          SOLE                   134553
Cooper Industries              COMMON           216669101    42566  1026433          SOLE                  1026433
Comdisco Inc                   COMMON           200336135        0      100          SOLE                      100
Duramed                        COMMON           266354109     1459    72101          SOLE                    72101
Gpu Incorporated               COMMON           36225x100    63390  1570616          SOLE                  1570616
Homestake Mining               COMMON           437614100    12965  1394096          SOLE                  1394096
Ibp Inc.                       COMMON           449223106     7088   299717          SOLE                   299717
Louis Dreyfus Natural Gas      COMMON           546011107     2333    59976          SOLE                    59976
Mitchell Energy                COMMON           606592202     5049   100734          SOLE                   100734
Ralston Purina                 COMMON           751277302   110693  3374795          SOLE                  3374795
Sensormatic Electronics        COMMON           817265101    22396   949785          SOLE                   949785
Texaco Inc.                    COMMON           881694103    82857  1274716          SOLE                  1274716
Ultramar Diamond Shamrock      COMMON           904000106    10101   210696          SOLE                   210696
Willamette Industries          COMMON           969133107    23657   525820          SOLE                   525820
Worldport Comm Restricted      COMMON           98155j105      117   265677          SOLE                   265677
Cooper Industries Nov 40       OPTION           216669101      297      781     PUT  SOLE                      781
Heller Financial Oct 45        OPTION           423328103        1        1     CALL SOLE                        1
Newport News Ship Bldg Oct 65  OPTION           652228107     1840     4719     CALL SOLE                     4719
Newport News Ship Bldg Nov 65  OPTION           652228107      881     1958     CALL SOLE                     1958
Newport News Ship Bldg Nov 70  OPTION           652228107       78      622     CALL SOLE                      622
Tyson Foods Inc. Oct  12.50    OPTION           902494103       17     3494     CALL SOLE                     3494